Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue

	2025	2024	2023
Manufactured products and services rendered:
Ethanol	337,550	265,154	247,008
Sugar (*)	265,687	391,738	419,858
Energy (*)	41,090	37,029	35,985
Urea	24,066	—	—
Peanut	59,947	59,310	63,646
Sunflower	6,933	7,621	8,301
Cotton	4,896	3,893	8,383
Rice (*)	182,259	224,398	199,746
Fluid milk (UHT)	115,328	136,699	74,402
Powder milk (*)	53,321	55,552	43,958
Other dairy products	84,326	77,589	35,385
Services	10,375	10,887	6,080
Rental income	1,570	2,831	1,210
Others	51,498	45,641	43,436
	1,238,846	1,318,342	1,187,398
Agricultural produce and biological assets:
Soybean	80,943	79,445	42,610
Corn	46,564	56,125	22,490
Wheat	19,991	22,942	7,984
Rice	2,393	—	—
Sunflower	5,961	3,148	7,095
Barley	3,028	2,578	2,826
Seeds	706	4,328	428
Raw milk	4,229	9,383	15,081
Cattle	8,294	5,765	3,542
Cattle for dairy	15,119	13,700	6,718
Others	1,660	3,151	2,699
	188,888	200,565	111,473
Total revenue	1,427,734	1,518,907	1,298,871
(*) Includes sales of mwh of energy, tons of sugar and power milk produced by third parties for an amount of US$5.1 million, US$13.2 million and US$ 0.3 million respectively (December 31, 2024: sales of mwh of energy and tons rice products produced by third parties for an amount of US$3.2 million, and US$0.7 million respectively and December 31, 2023: sales of mwh of energy, tons rice and powder milk US$2.4 million, US$22.3 million and US$0.8 million, respectively).